Intangible Assets and Goodwill (Details) - Draft Kings Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 59,084	$ 32,516
Accumulated Amortization	(25,145)	(15,640)
Net	33,939	16,876
Amortization expense	9,505	6,314	$ 4,367
User relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,328	3,328
Accumulated Amortization	$ (3,328)	(3,013)
Net		315
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	3 years
Gross Carrying Amount	$ 43,753	28,937
Accumulated Amortization	(21,188)	(12,572)
Net	22,565	16,365
State licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,003	251
Accumulated Amortization	(629)	(55)
Net	$ 11,374	$ 196
Weighted Average | User relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	2 years 4 months 6 days	6 months
Weighted Average | Internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period		2 years 5 months 12 days
Weighted Average | State licenses
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	4 years 10 months 10 days	9 months